Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Plant and Equipment Using the Straight-Line Method	We depreciate plant and equipment using the straight-line method as follows:
Estimated Useful Life
Plant machineries	5 years to 10 years
Motor Vehicles	5 years
Office equipment	3 years to 5 years

Schedule of Estimated Useful Lives of Intangible Assets	Intangible assets that have determinable lives are amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:
Estimated Useful Life
Computer software	3 years to 5 years
Patent	10 years